ACQUISITIONS (Acquisition of 2013 Acquired Company) (Details)	12 Months Ended				1 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Nov. 21, 2013 2013 Acquired Company [Member] CNY	Nov. 21, 2013 2013 Acquired Company [Member] Trade name [Member] CNY	Nov. 21, 2013 2013 Acquired Company [Member] Self-developed software [Member] CNY
Business Acquisition [Line Items]
Ownership interest acquired, percentage					51.60%
Total consideration					18,750,000
Payment to selling shareholders	12,164,224	75,474,147	5,928,000	30,242,154	5,000,000
Ownership interest from selling shareholders, percentage					25.00%
Amount injected into acquired company					13,750,000
Ownership interest from capital injection, percentage					26.60%
Net assets					(2,298,803)
Intangible assets with definite lives					7,905,854	3,076,912	4,828,942
Deferred tax liabilities arising from the acquisition		(21,148,963)	(1,976,463)		(1,976,463)
Total fair value of net assets acquired					3,630,588
Purchase consideration to original shareholders					5,000,000
Noncontrolling interest					16,734,018
Goodwill	$ 29,223,804	181,322,013	96,255,546	77,782,117	18,103,430
Useful lives of intangible assets with definite lives, in years						5 years	3 years
Non-controlling Interest, percentage					48.40%